Stock-Based Compensation and Employee Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stock-Based Compensation and Employee Benefit Plans [Abstract]
Stock-Based Compensation and Employee Benefit Plans

Note 11 — Stock-Based Compensation and Employee Benefit Plans

2022 Omnibus Equity Incentive Plan

On April 29, 2022, the Company’s Board of Directors, and on June 8, 2022, the Company’s stockholders, adopted and approved the 2022 Omnibus Equity Incentive Plan (the “2022 Plan”), which replaced the 2020 Stock Option Plan (the “2020 Plan”). The 2022 Plan provides for the grant of stock options, stock appreciation right awards, performance share awards, restricted stock awards, restricted stock unit awards, other stock-based awards and cash-based awards. The aggregate number of shares of Common Stock that may be reserved and available for grant and issuance under the 2022 Plan is 26,483 shares, which includes the 10,000 shares authorized under the 2022 Plan, plus the rollover of 16,483 issued and outstanding awards under the 2020 Plan. Shares will be deemed to have been issued under the 2022 Plan solely to the extent actually issued and delivered pursuant to an award. If any award granted under the 2020 Plan or the 2022 Plan expires, is canceled, terminates unexercised or is forfeited, the number of shares subject thereto is again available for grant under the 2022 Plan. The 2022 Plan shall continue in effect, unless sooner terminated, until the tenth anniversary of the date on which it is adopted by the Board of Directors. As of September 30, 2023, there were 13,198 shares of Common Stock available to be granted under the Company’s 2022 Plan.

The Company’s stock compensation expense was $0.5 million and $1.6 million for the three months ended September 30, 2023 and 2022, respectively. The Company’s stock compensation expense was $2.1 million and $3.5 million for the nine months ended September 30, 2023 and 2022, respectively.

Stock Options

Stock options granted under the Company’s 2022 Plan are generally non-qualified and are granted with an exercise price equal to the market price of the Company’s Common Stock on the date of grant. The fair value of each option grant was estimated on the date of the grant using the Black-Scholes option-pricing model. This model incorporates certain assumptions for inputs including a risk-free market interest rate, expected dividend yield of the underlying Common Stock, expected option life, and expected volatility in the market value of the underlying Common Stock. No stock options were granted during the three and nine months ended September 30, 2023 and 2022.

The Black-Scholes option-pricing model was developed for use in estimating the fair value of traded options, which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility. The risk-free interest rate is based upon quoted market yields for United States Treasury debt securities with a term similar to the expected term. The expected dividend yield is based upon the Company’s history of having never issued a dividend and management’s current expectation of future action surrounding dividends. The Company calculates the expected volatility of the stock price based on the corresponding volatility of the Company’s peer group stock price for a period consistent with the underlying instrument’s expected term. The expected lives for such grants were based on the simplified method for employees and directors.

In arriving at stock-based compensation expense, the Company estimates the number of stock-based awards that will be forfeited due to employee turnover. The Company’s forfeiture assumption is based primarily on its employee turnover historical experience. If the actual forfeiture rate is higher than the estimated forfeiture rate, then an adjustment will be made to increase the estimated forfeiture rate, which will result in a decrease to the expense recognized in the Company’s consolidated financial statements. If the actual forfeiture rate is lower than the estimated forfeiture rate, then an adjustment will be made to lower the estimated forfeiture rate, which will result in an increase to expense recognized in the Company’s consolidated financial statements. The expense the Company recognizes in future periods will be affected by changes in the estimated forfeiture rate and may differ significantly from amounts recognized in the current period.

The following table presents option activity under the Company’s stock option plans for the three and six months ended September 30, 2023:

(In thousands, except share and per share data)	Number of Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Options outstanding at January 1, 2023	13,439	$1,518.05	$—
Exercised	(104)	6.67
Forfeited	(83)	—
Expired	(54)	1,213.74
Options outstanding at September 30, 2023	13,198	$1,540.76	$—

Options vested and exercisable as of September 30, 2023	11,379	$1,467.77
Options vested and expected to vest as of September 30, 2023	12,124	$1,498.89

As of September 30, 2023, total unrecognized compensation expense related to unvested options under the Company’s 2022 Plan was $1.3 million, which is expected to be recognized over a weighted average period of 0.46 years.

The following table summarizes information about options vested and exercisable at September 30, 2023:

	Options Vested and Exercisable
Price ($)	Number of Options	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price
$456.00	3,758	5.38	$456.00
$972.00	3,526	5.47	$972.00
$1,536.00	25	9.59	$1,536.00
$1,840.00	146	12.39	$1,840.00
$2,768.00	3,924	10.36	$2,768.00

The following table summarizes information about options expected to vest after September 30, 2023:

	Options Vested and Expected to Vest
Price ($)	Number of Options	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price
456.00	3,758	5.38	$456.00
972.00	3,566	5.47	$972.00
1,536.00	50	9.59	$1,536.00
1,840.00	250	12.39	$1,840.00
2,768.00	4,500	10.36	$2,768.00

Restricted Stock Units

Under the 2022 Plan, the Company may grant restricted stock units to employees, directors and officers. The restricted stock units granted generally vest equally over periods ranging from one to three years. The fair value of restricted stock units is determined based on the closing market price of the Company’s Common Stock on the date of grant. Compensation expense related to the restricted stock units is recognized using a straight-line attribution method over the vesting period.

	Number of Shares	Weighted- Average Grant Date Fair Value
Unvested at December 31, 2022	7,691	$230.75
Vested	(2,406)	230.80
Forfeited	(3,100)	230.80
Unvested at September 30, 2023	2,185	$230.80

As of September 30, 2023, total unrecognized compensation expense related to unvested restricted stock units was $0.7 million, which is expected to be recognized over a weighted average period of 2.10 years.

2022 Employee Stock Purchase Plan

On April 29, 2022, the Company’s Board of Directors, and on June 8, 2022, the Company’s stockholders, adopted and approved the 2022 Employee Stock Purchase Plan (“ESPP”). The Company has initially reserved 2,500 shares of Common Stock for issuance under the ESPP. On September 30, 2023, 2,500 shares were available for future issuance.

Under the ESPP, eligible employees are granted options to purchase shares of Common Stock at the lower of 85% of the fair market value of the stock at the time of grant or 85% of the fair market value at the time of exercise. Options to purchase shares are granted twice yearly on or about August 1 and February 1 and are exercisable on or about the succeeding January 31 and July 31, respectively, of each year. No participant may purchase more than $25 thousand worth of Common Stock annually. No Common Stock was granted under the 2022 ESPP during the three and nine months ended September 30, 2023.

Employee Benefit Plan

The Company maintains an employee’s savings and retirement plan under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”). All full-time U.S. employees become eligible to participate in the 401(k) Plan. The Company’s contribution to the 401(k) Plan is discretionary. During the three and nine months ended September 30, 2023, the Company did not contribute to the 401(k) Plan.

Note 13 — Stock-Based Compensation and Employee Benefit Plans

2022 Omnibus Equity Incentive Plan

On April 29, 2022, the Company’s Board of Directors, and on June 8, 2022, the Company’s stockholders, adopted and approved the 2022 Omnibus Equity Incentive Plan (the “2022 Plan”), which replaced the 2020 Stock Option Plan (the “2020 Plan”). The 2022 Plan provides for the grant of stock options, stock appreciation right awards, performance share awards, restricted stock awards, restricted stock unit awards, other stock-based awards, and cash-based awards. The aggregate number of shares of Common Stock that may be reserved and available for grant and issuance under the 2022 Plan is 26,483 shares, which includes the 10,000 shares authorized under the 2022 Plan, plus the rollover of 16,483 issued and outstanding awards under the 2020 Plan. Shares will be deemed to have been issued under the 2022 Plan solely to the extent actually issued and delivered pursuant to an award. If any award granted under the 2020 Plan or the 2022 Plan expires, is canceled, terminates unexercised, or is forfeited, the number of shares subject thereto is again available for grant under the 2022 Plan. The 2022 Plan shall continue in effect, unless sooner terminated, until the tenth anniversary of the date on which it is adopted by the Board of Directors. As of December 31, 2022, there were 4,104 shares of Common Stock available to be granted under the Company’s 2022 Plan.

The Company’s stock option compensation expense was $4.3 million and $5.6 million for the years ended December 31, 2022 and 2021, respectively.

Stock Options

Stock options granted under the Company’s 2022 Plan are generally non-qualified and are granted with an exercise price equal to the market price of the Company’s Common Stock on the date of grant. The fair value of each option grant was estimated on the date of the grant using the Black-Scholes option-pricing model. This model incorporates certain assumptions for inputs including a risk-free market interest rate, expected dividend yield of the underlying Common Stock, expected option life, and expected volatility in the market value of the underlying Common Stock. No stock options were granted during the year ended December 31, 2022.

The following table summarizes the Company’s assumptions used in the valuation of options granted during the year ended December 31, 2021:

Volatility	40%
Risk-free interest rate	1.10% – 1.63%
Dividend yield	0.00%
Expected life (Years)	10
Forfeiture rate	0.00%

The Black-Scholes option-pricing model was developed for use in estimating the fair value of traded options, which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility. The risk-free interest rate is based upon quoted market yields for United States Treasury debt securities with a term similar to the expected term. The expected dividend yield is based upon the Company’s history of having never issued a dividend and management’s current expectation of future action surrounding dividends. The Company calculates the expected volatility of the stock price based on the corresponding volatility of the Company’s peer group stock price for a period consistent with the underlying instrument’s expected term. The expected lives for such grants were based on the simplified method for employees and directors.

In arriving at stock-based compensation expense, the Company estimates the number of stock-based awards that will be forfeited due to employee turnover. The Company’s forfeiture assumption is based primarily on its employee turnover historical experience. If the actual forfeiture rate is higher than the estimated forfeiture rate, then an adjustment will be made to increase the estimated forfeiture rate, which will result in a decrease to the expense recognized in the Company’s consolidated financial statements. If the actual forfeiture rate is lower than the estimated forfeiture rate, then an adjustment will be made to lower the estimated forfeiture rate, which will result in an increase to expense recognized in the Company’s consolidated financial statements. The expense the Company recognizes in future periods will be affected by changes in the estimated forfeiture rate and may differ significantly from amounts recognized in the current period.

The following table presents option activity under the Company’s stock option plans for the years ended December 31, 2022 and 2021:

(In thousands, except share and per share data)	Number of Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Options outstanding at December 31, 2020	15,666	$702.00	$—
Granted	7,600	2,426.00
Exercised	(3,288)	646.00
Forfeited	(2,151)	769.00
Canceled	(5)	886.00
Options outstanding at December 31, 2021	17,822	1,436.00	$62.64
Granted	—	—
Exercised	(43)	458.42
Forfeited	(2,363)	1,018.82
Canceled	(1,977)	1,394.70
Options outstanding at December 31, 2022	13,439	$1,518.05	$—
Options vested and exercisable as of December 31, 2022	11,015	$1,327.13

Total recognized compensation expense related to the Company’s stock option plans for the years ended December 31, 2022 and 2021 was $3.5 million and $5.6 million, respectively. As of December 31, 2022, total unrecognized compensation expense related to unvested options under the Company’s option plans was $2.9 million, which is expected to be recognized over a weighted average period of 7.84 years.

The following table summarizes information about options vested and exercisable at December 31, 2022:

	Options Vested and Exercisable
Price ($)	Number of Options	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price
$456.00	3,668	7.39	$456.00
$972.00	4,039	7.82	$972.00
$1,536.00 – 1,840.00	135	8.66	$1,708.79
$2,768.00 – 3,722.00	3,173	8.14	$2,770.05

Restricted Stock Units

Under the 2022 Plan, the Company may grant restricted stock units to employees, directors, and officers. The restricted stock units granted generally vest equally over periods ranging from one to three years. The fair value of restricted stock units is determined based on the closing market price of the Company’s Common Stock on the date of grant. Compensation expense related to the restricted stock units is recognized using a straight-line attribution method over the vesting period.

The following table presents restricted stock unit activity under the 2022 Plan for the year ended December 31, 2022:

	Number of Shares	Weighted- Average Grant Date Fair Value
Balance at December 31, 2021	—	$—
Granted	9,440	252.40
Vested	(1,249)	365.66
Forfeitures	(500)	302.41
Cancelled	—	—
Balance at December 31, 2022	7,691	$230.75

Total recognized compensation expense related to the Company’s restricted stock units for the years ended December 31, 2022 and 2021 was $818,000 and $0, respectively. As of December 31, 2022, total unrecognized compensation expense related to unvested restricted stock units was $1.4 million, which is expected to be recognized over a weighted average period of 2.59 years.

2022 Employee Stock Purchase Plan

On April 29, 2022, the Company’s Board of Directors, and on June 8, 2022, the Company’s stockholders, adopted and approved the 2022 Employee Stock Purchase Plan (“ESPP”). The Company has initially reserved 2,500 shares of Common Stock for issuance under the ESPP. On December 31, 2022, 2,500 shares were available for future issuance.

Under the ESPP, eligible employees are granted options to purchase shares of Common Stock at the lower of 85% of the fair market value of the stock at the time of grant or 85% of the fair market value at the time of exercise. Options to purchase shares are granted twice yearly on or about August 1 and February 1 and are exercisable on or about the succeeding January 31 and July 31, respectively, of each year. No participant may purchase more than $25 thousand worth of Common Stock annually. No Common Stock was granted under the 2022 ESPP during the year ended December 31, 2022.

Employee Benefit Plan

The Company maintains an employee’s savings and retirement plan under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”). All full-time U.S. employees become eligible to participate in the 401(k) Plan. The Company’s contribution to the 401(k) Plan is discretionary. During the years ended December 31, 2022 and 2021, the Company did not contribute to the 401(k) Plan.